THE ADVISORS' INNER CIRCLE FUND III

              ROTHSCHILD LARCH LANE ALTERNATIVES FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 16, 2015
                            TO THE FUND'S PROSPECTUS
                              DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

I.   Removal of Portfolio Manager.

Christophe Jaubert no longer serves as a portfolio manager of the Fund. Accordingly, all references to Christophe Jaubert are hereby deleted.

II.  Appointment of New Portfolio Manager.

Shakil Riaz now serves as a portfolio manager of the Fund. Accordingly, the Prospectus is supplemented as follows:

1. The following is added immediately before the heading "Sub-Advisers and Portfolio Managers" on page 9:

Shakil Riaz, Investment Committee Member, has managed the Fund since 2015.

2. The following is added immediately before the heading "Investment Sub-Advisers and Portfolio Managers" on page 24:

Shakil Riaz has been an Investment Committee Member of the Adviser since 2015. Mr. Riaz is Head of U.S. Alternative Portfolio Management and Global CIO of Rothschild. Mr. Riaz was formerly a Managing Director and Member of the Investment Committee at Arden Asset Management, LLC ("Arden") from July 2009 to March 2015 where he was responsible for creating and managing customized portfolios for several state, corporate and union pension plans and insurance company clients. Mr. Riaz also managed and led the investment process for the Arden PropPartners funds. Prior to joining Arden, he spent 33 years at JP Morgan, the majority of that time as Chief Investment Officer for JP Morgan PropPartners Management Corp, formerly known as the Capital Markets Investment Program, which since 1994, managed a portion of the Bank's proprietary capital in a diversified portfolio of global hedge funds. From 1983 to 1991, Mr. Riaz was General Manager of the predecessor Chemical Bank's offices in Cairo, Bahrain and Singapore. He joined Chemical Bank in 1976 in the International Operations Group, transferring to the Middle East territory of the International Division in 1980. Mr. Riaz graduated magna cum laude from Princeton University in 1973 with a B.S. in Aerospace & Mechanical Engineering. He also holds a graduate diploma from the University of Stockholm and an MBA from the Fuqua School of Business at Duke University where he was the recipient of a Faculty Fellowship.

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                                                                 RLL-SK-001-0100

                      THE ADVISORS' INNER CIRCLE FUND III

              ROTHSCHILD LARCH LANE ALTERNATIVES FUND (THE "FUND")

                         SUPPLEMENT DATED JUNE 16, 2015
               TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION
                        DATED MARCH 1, 2015 (THE "SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
            THE SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


I.   Removal of Portfolio Manager.

Christophe Jaubert no longer serves as a portfolio manager of the Fund. Accordingly, all references to Christophe Jaubert are hereby deleted.

II.  Appointment of New Portfolio Manager.

Shakil Riaz now serves as a portfolio manager of the Fund. Accordingly, the SAI is supplemented as follows:

1. The chart under the heading "Fund Shares Owned by Portfolio Managers" on page S-34 is deleted in its entirety and replaced with the following:

--------------------------------------------------------------------------------
NAME                                              DOLLAR RANGE OF FUND SHARES(1)
--------------------------------------------------------------------------------
ROTHSCHILD LARCH LANE MANAGEMENT COMPANY LLC
--------------------------------------------------------------------------------
Ki Akrami                                                        None
--------------------------------------------------------------------------------
Nicolas de Croisset                                         $10,001-$50,000
--------------------------------------------------------------------------------
Geoffrey B. Doyle                                                None
--------------------------------------------------------------------------------
Mark A. Jurish                                                   None
--------------------------------------------------------------------------------
Charles Korchinski                                               None
--------------------------------------------------------------------------------
Shakil Riaz                                                      None
--------------------------------------------------------------------------------

(1) Valuation date is October 31, 2014, except with respect to Shakil Riaz for whom the valuation date is April 30, 2015.

2. Each of the last paragraph on page S-34 and the chart at the beginning of page S-35 is deleted in its entirety and replaced with the following:

OTHER ACCOUNTS. In addition to the Fund, the portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of October 31, 2014, except as otherwise indicated.

---------------------------------------------------------------------------------------------------

                           REGISTERED                 OTHER POOLED
                       INVESTMENT COMPANIES       INVESTMENT VEHICLES          OTHER ACCOUNTS
                   --------------------------------------------------------------------------------
                    NUMBER OF   TOTAL ASSETS    NUMBER OF   TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
      NAME          ACCOUNTS                    ACCOUNTS    (IN MILLIONS)  ACCOUNTS
---------------------------------------------------------------------------------------------------
Ki Akrami               0           $0            3(2)          $888           0           $0
---------------------------------------------------------------------------------------------------
Nicolas de Croisset     0           $0            3(2)          $888           0           $0
---------------------------------------------------------------------------------------------------
Geoffrey B. Doyle       0           $0           14(1)          $862           0           $0
---------------------------------------------------------------------------------------------------
Mark A. Jurish          0           $0           14(1)          $862           0           $0
---------------------------------------------------------------------------------------------------
Charles Korchinski      0           $0            0               $0           0           $0
---------------------------------------------------------------------------------------------------
Shakil Riaz(3)          0           $0            4(4)          $720           0           $0
---------------------------------------------------------------------------------------------------

(1) Includes 2 accounts with assets under management of $278 million that are subject to performance-based advisory fees. Note that these are accounts managed by Larch Lane.

(2) Certain classes of these accounts, with assets under management of $1,183 billion, are subject to performance based advisory fees. Note that these are accounts managed by Rothschild.

(3)  The information for Shakil Riaz is provided as of April 30, 2015.

(4) Certain classes of these accounts, with assets under management of $947 million, are subject to performance based advisory fees. Note that these are accounts managed by Rothschild.



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                                                                 RLL-SK-002-0100